Revenues (Details) - Schedule of disaggregation of revenues - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 551,102,000	$ 572,458,000	$ 627,598,000
Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	430,098,000	443,401,000	488,103,000
Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	121,004,000	129,057,000	139,495,000
Products [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	380,269,000	391,917,000	433,741,000
Products [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	380,269,000	391,917,000	433,741,000
Services [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	49,829,000	51,484,000	54,362,000
Services [Member] | Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 121,004,000	$ 129,057,000	$ 139,495,000